Average Annual Total Returns - FidelityLow-PricedStockFund-AMCIZPRO - FidelityLow-PricedStockFund-AMCIZPRO - Fidelity Low-Priced Stock Fund	Jan. 29, 2025
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%